UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21652

Fiduciary/Claymore MLP Opportunity Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso

Fiduciary/Claymore MLP Opportunity Fund

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: November 30

Date of reporting period: August 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

Fiduciary/Claymore MLP Opportunity Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Number of Shares		Value
	Master Limited Partnerships and MLP Affiliates - 147.3%
	Coal - 10.4%
317,000	Alliance Holdings G.P., L.P.	$6,875,730
715,600	Alliance Resource Partners, L.P.	26,255,364
113,200	Natural Resource Partners, L.P.	6,588,240

		39,719,334

	Midstream Energy Infrastructure - 126.6%
129,300	Atlas Pipeline Partners, L.P.	5,624,550
129,400	Boardwalk Pipeline Partners, L.P.	3,743,542
892,857	Clearwater Natural Resources, L.P. (Acquired 08/01/05, Cost $17,857,143) (a)(b)	17,857,143
846,402	Copano Energy, L.L.C.	43,995,976
752,167	Crosstex Energy, L.P.	27,439,052
249,470	Crosstex Energy, L.P., Senior Subordinated Series C Units
	(Acquired 06/29/06, Cost $7,000,128) (a) (b)	6,988,446
548,775	DCP Midstream Partners, L.P.	15,458,992
15,155	Enbridge Energy Management, L.L.C. (c)	711,527
507,545	Enbridge Energy Partners, L.P.	24,605,782
1,620,580	Energy Transfer Partners, L.P.	77,253,049
1,203,480	Enterprise Products Partners L.P.	32,217,160
5,200	Genesis Energy, L.P.	89,596
255,700	Hiland Partners, L.P.	11,634,350
659,450	Holly Energy Partners, L.P.	25,388,825
617,950	Kinder Morgan Energy Partners, L.P.	27,665,621
556,214	Kinder Morgan Management, L.L.C. (c)	23,477,793
1,661,086	Magellan Midstream Partners, L.P.	61,211,019
299,347	Markwest Energy Partners, L.P.	14,335,728
559,600	Pacific Energy Partners, L.P.	19,552,424
581,387	Plains All American Pipeline, L.P.	26,743,802
147,400	Regency Energy Partners, L.P.	3,506,646
426,400	Williams Partners, L.P.	15,277,912

		484,778,935

	Propane - 7.5%
524,100	Inergy Holdings, L.P.	18,317,295
385,400	Inergy, L.P.	10,594,646

		28,911,941

	Shipping - 2.8%
39,100	K-Sea Transportation Partners, L.P.	1,290,300
18,900	Martin Midstream Partners, L.P.	630,693
36,000	Teekay LNG Partners, L.P. (Marshall Island)	1,090,800
151,500	U.S. Shipping Partners, L.P.	2,817,900
88,823	U.S. Shipping Partners, L.P. (Acquired 08/07/06, Cost $1,629,014) (a)(b)	1,494,086
211,508	U.S. Shipping Partners, L.P. - Class B (Acquired 08/07/06 , Cost $3,621,017) (a)(b)	3,329,480

		10,653,259

	Total Master Limited Partnerships and MLP Affiliates
	(Cost $445,007,735)	564,063,469

	Incentive Distribution Rights - 0.0%
43	Clearwater Natural Resources, L.P. (Acquired 08/01/05, Cost $0) (a)(b)(d)	—

Principal Value		Value
	Short Term Investments - 4.7%
	U.S. Government and Agency Securities - 4.7%
18,000,000	Federal Home Loan Bank Discount Note, yielding 4.90%, 09/01/06	18,000,000

	(Amortized cost $18,000,000)
	Total Investments - 152.0%
	(Cost $463,007,735)	582,063,469
	Borrowings Outstanding - (39.2% of Net Assets or 25.8% of Total Investments)	(150,000,000)
	Liabilities in Excess of Other Assets - (12.8%)	(49,210,425)

	Net Assets - 100.0%	$382,853,044

L.L.C. Limited Liability Corporation

L.P. Limited Partnership

MLP Master Limited Partnership

(a)	Security is restricted and may be resold only in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, restricted securities aggregate market value amounted to $29,669,155 or 7.7% of net assets.

(b)	Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $29,669,155 which represents 7.7% of net assets.

(c)	While non-income producing, security makes regular in-kind distributions.

(d)	Non-income producing security.

See previously submitted notes to financial statements for the period ended May 31, 2006.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore MLP Opportunity Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	October 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	October 25, 2006

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	October 25, 2006